Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0001559109
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2023
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Virtus Reaves Utilities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Reaves Utilities ETF (Ticker: UTES) (the “Fund”) seeks to provide total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in the Utility Sector (“Utility Sector Companies”). The Fund considers a company to be a “Utility Sector Company” if at least 50% of the company’s assets or customers are committed to, or at least 50% of the company’s revenues, gross income or profits derive from, the provision of products, services or equipment for the generation or distribution of electricity, gas or water. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser (the “Sub-Adviser” or “Reaves Asset Management”), manages the Fund’s assets using a value-based, bottom-up stock selection approach. In making investment decisions, the Sub-Adviser primarily invests in common stocks of Utility Sector Companies that the Sub-Adviser deems to be attractive based on the potential for growth of income and capital appreciation over time. While the Sub-Adviser may consider a number of factors in making investment decisions, the Sub-Adviser generally seeks to acquire Utility Sector Companies that have or reflect one or more of the following characteristics:

•conservative capital structures;

•solid balance sheets;

•history of and/or potential for growing earnings and raising dividends;

•positive catalysts that may unlock value; and/or

•lower-than-market levels of volatility, correlation or similar characteristics.

Although the Fund may invest in foreign Utility Sector Companies, including, without limitation, through investments in American Depositary Receipts (“ADRs”), the Fund will invest primarily in U.S. Utility Sector Companies. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a style-specific index (one reflecting the market segments in which the Fund invests) and a broad-based index, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a style-specific index (one reflecting the market segments in which the Fund invests) and a broad-based index, in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 14.73% (quarter ended 12/31/2021).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (14.17)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was (9.76)% as of September 29, 2023.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Virtus Reaves Utilities ETF | S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015
Virtus Reaves Utilities ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015
Virtus Reaves Utilities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Reaves Utilities ETF | Utility Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Utility Sector Concentration Risk. Concentrating its investments in utilities-related industries may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies. A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. At times, the performance of Utility Sector Companies may lag the performance of companies in other sectors or industries, or the broader market as a whole. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the net asset value (“NAV”) of the Shares.

Virtus Reaves Utilities ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Reaves Utilities ETF | Dividend Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Yield Risk. While the Fund may hold equity securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends at any time and for any reason, thus reducing the yield of the Fund. In addition, securities with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these securities may tend to fall. Conversely, the prices of higher yielding securities may tend to rise when interest rates fall.

Virtus Reaves Utilities ETF | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus Reaves Utilities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Reaves Utilities ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Reaves Utilities ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus Reaves Utilities ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Reaves Utilities ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.
Virtus Reaves Utilities ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Reaves Utilities ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Reaves Utilities ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Reaves Utilities ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Reaves Utilities ETF | Virtus Reaves Utilities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UTES
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Annual Return 2016	rr_AnnualReturn2016	15.77%
Annual Return 2017	rr_AnnualReturn2017	13.45%
Annual Return 2018	rr_AnnualReturn2018	5.50%
Annual Return 2019	rr_AnnualReturn2019	24.77%
Annual Return 2020	rr_AnnualReturn2020	0.24%
Annual Return 2021	rr_AnnualReturn2021	20.64%
Annual Return 2022	rr_AnnualReturn2022	0.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 29, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
1 Year	rr_AverageAnnualReturnYear01	0.81%
5 Years	rr_AverageAnnualReturnYear05	9.92%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015
Virtus Reaves Utilities ETF | Virtus Reaves Utilities ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.30%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.36%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015
Virtus Reaves Utilities ETF | Virtus Reaves Utilities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2015

[1]	The Fund commenced operations on September 23, 2015.
[2]	The management fee is structured as a “unified fee”, out of which W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser, pays all expenses of the Fund (including the management fee paid to the Fund’s investment adviser), except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under the Fund’s 12b-1 plan (if any); brokerage expenses; acquired fund fees and expenses; taxes; interest; litigation and arbitration expenses; fees for professional services stemming from litigation or arbitration; and other extraordinary expenses of the Fund.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.